Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans (Textual) [Abstract]
Employee benefit plan expenses	$ 109,686	$ 115,000	$ 114,640
Maximum employee's contribution	4.00%
Employee benefit plan expenses related to 401(k) plan	$ 23,009	$ 22,547	$ 24,128